Janus Investment Fund

Janus Henderson Asia Equity Fund	Janus Henderson Global Technology Fund
Janus Henderson Balanced Fund	Janus Henderson Global Value Fund
Janus Henderson Contrarian Fund	Janus Henderson Growth and Income Fund
Janus Henderson Emerging Markets Fund	Janus Henderson International Opportunities Fund
Janus Henderson Enterprise Fund	Janus Henderson International Small Cap Fund
Janus Henderson European Focus Fund	Janus Henderson International Value Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Research Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund
Janus Henderson Global Real Estate Fund	Janus Henderson U.S. Growth Opportunities Fund
Janus Henderson Global Research Fund	Janus Henderson Venture Fund
Janus Henderson Global Select Fund

(each, a “Fund” and collectively, the “Funds”)

Class D Shares

Supplement dated October 29, 2018

to Currently Effective Prospectuses

Effective January 2, 2019, the mailing addresses for transaction and account inquiry requests (such as new accounts, purchases, redemptions, exchanges, transfers, and account maintenance) will change. All references to the prior addresses will be deleted.

Effective January 2, 2019, the following replaces the corresponding information in the Funds’ Prospectuses:

1.	The following replaces the second sentence in the paragraph after the table under “Purchase and Sale of Fund Shares” in the Fund Summary section of the Funds’ Prospectuses:

You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713.

2.	The following replaces in its entirety the corresponding information under “Doing Business with Janus Henderson” in the Shareholder’s Manual section of the Funds’ Prospectuses:

Mailing Address Janus Henderson P.O. Box 219109 Kansas City, MO 64121-9109	For Overnight Mail Janus Henderson 430 W 7th Street, Suite 219109 Kansas City, MO 64105-1407

3.	The following replaces in its entirety the corresponding information on the back cover of the Funds’ Prospectuses:

P.O. Box 219109 Kansas City, MO 64121-9109 1-800-525-3713

Please note that on October 29, 2018, Janus Henderson will begin transitioning the mail to the new addresses referenced above; therefore, you may begin mailing your transaction and account inquiry requests via regular mail or overnight mail to the new addresses.

Please retain this Supplement with your records.